Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 1,273,329,296	$ 1,086,252,228
Creditors for Purchase to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	16,673,813	76,002,542
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	130,990,555	78,993,734
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	746,506,069	753,371,317
Creditors for Purchase of Foreign Currency to be Settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	36,472,776	62,429,578
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	10,114,719	16,281,068
Sundry Items Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	17,102,592	7,122,073
Sundry Items not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	277,484,655	34,222,473
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	6,810,736	2,188,414
Cash or equivalents for purchases or cash sales to be settled
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	387,238	73,757
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	29,460,816	23,902,091
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 1,325,327	$ 31,665,181